Fuwei Films (Holdings) Co., Ltd (Parent Company)	12 Months Ended
Dec. 31, 2011
Fuwei Films (Holdings) Co., Ltd (Parent Company)

(24) Fuwei Films (Holdings) Co., Ltd (Parent Company)

Under PRC regulations, the Company’s operating subsidiary, Shandong Fuwei may pay dividends only out of its accumulated profits, if any, determined in accordance with the accounting standards and regulations prevailing in the PRC (“PRC GAAP”). In addition, Shandong Fuwei is required to set aside at least 10% of its accumulated profits each year, if any, to fund the statutory general reserve until the balance of the reserve reaches 50% of its registered capital. The statutory general reserve is not distributable in the form of cash dividends to the Company and can be used to make up cumulative prior year losses, if any, and may be converted into share capital by the issue of new shares to shareholders in proportion to their existing shareholdings, or by increasing the par value of the shares currently held by them, provided that the reserve balance after such issue is not less than 25% of the registered capital. Further, Shandong Fuwei is also required to allocate 5% of the profit after tax, determined in accordance with PRC GAAP, to the statutory public welfare fund which is restricted to be used for capital expenditures for staff welfare facilities owned by the Company. The statutory public welfare fund is not available for distribution to equity owners (except in liquidation) and may not be transferred in the form of loans, advances, or cash dividends. As of December 31, 2011, an aggregate amount of RMB49,266 (US$7,828) has been appropriated from retained earnings and set aside for statutory general reserve and public welfare fund, by Shandong Fuwei.

As of December 31, 2011, the amount of restricted net assets of Shandong Fuwei, which may not be transferred to the Company in the form of loans, advances or cash dividends by the subsidiaries without the consent of a third party, was approximately 66% of the Company’s consolidated net assets as discussed above. In addition, the current foreign exchange control policies applicable in the PRC also restrict the transfer of assets or dividends outside the PRC.

The following presents condensed unaudited unconsolidated financial information of the Parent Company only.

Condensed unaudited Balance Sheet as of December 31, 2011 and 2010

	2011		2010
	RMB	US$	RMB

Cash and cash equivalents	121	19	92
Other current assets	272,537	43,302	282,893
Investments in subsidiaries	381	60	395

Total assets	273,039	43,381	283,380

Current liabilities	49,693	7,895	49,315
Total shareholders’ equity	223,346	35,486	234,065

Total liabilities and shareholders’ equity	273,039	43,381	283,380

Condensed unaudited Statements of Operations (For the years ended December 31, 2011, 2010 and 2009)

	2011		2010	2009
	RMB	US$	RMB	RMB

Interest income (expenses)	(18)	(3)	(12)	-
General and administrative expenses	(3,281)	(521)	(14,411)	(4,974)
Other income	1,116	177	-	-
Loss before equity in undistributed
Earnings of subsidiaries	(2,183)	(347)	(14,423)	(4,974)
Equity in earnings of subsidiaries	22,515	3,577	58,478	(13,989)

Net income	20,332	3,230	44,055	(18,963)

Condensed unaudited Statement of Cash Flows (For the year ended December 31, 2011, 2010 and 2009)

	2011		2010	2009
	RMB	US$	RMB	RMB

Cash flow from operating activities
Net income	20,332	3,230	40,783	(18,963)
Adjustment to reconcile net income (loss) to net cash from operating activities:

- Equity in earnings of subsidiaries	(22,515)	(3,577)	(55,206)	13,975
- Foreign exchange gain	-	-	-	-
Changes in operating assets and liabilities:
- Other current assets	-	-	-	(41)
- Other current liabilities	(7,277)	(1,156)	6,139	1,153

Net cash provided by operating activities	(9,460)	(1,503)	(8,284)	(3,876)

Cash flow from financing activities

Payments to related parties	9,493	1,507	8,321	4,306
Proceeds from related parties	-	-	(10)	(412)
Effect of exchange	(4)	(1)	38	0.1

Net cash provided by (used in) financing activities	9,489	1,507	8,348	3,893

Net increase (decrease) in cash	29	4	64	16
Cash:
At beginning of year	92	15	28	12
At end of year	121	19	92	28